Cash flow information - Total cash out flow for leases (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Cash flow information
Within operating cash flows	¥ (38,531)	¥ (248,463)	¥ (123,069)	¥ (71,185)
Within financing cash flows	(236,519)	(897,480)	(725,075)	(346,008)
Total cash out flow for leases	¥ (275,050)	¥ (1,145,943)	¥ (848,144)	¥ (417,193)